Commitments and Contingencies - Narrative Part 2 (Details)								3 Months Ended		6 Months Ended		12 Months Ended			144 Months Ended	150 Months Ended
	Sep. 27, 2019 USD ($)	Apr. 05, 2018 USD ($)	Oct. 06, 2017 USD ($)	Jun. 05, 2017 USD ($)	May 22, 2017 USD ($)	Jan. 19, 2017 USD ($) item	Sep. 23, 2016 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2020 USD ($)	Oct. 01, 2018 USD ($)	Jul. 03, 2017 item
Loss contingencies
Total investment														$ 90,381,000
Interest on loss contingency																	$ 24,000,000
Incremental loss contingency								$ 206,000,000		$ 206,000,000						$ 206,000,000
General and administrative expenses								156,574,000	$ 187,930,000	341,498,000	$ 374,507,000	$ 732,589,000	$ 692,881,000	$ 669,934,000
Dish Network
Loss contingencies
Total investment										$ 21,000,000,000					$ 21,000,000,000
Payment to acquire certain wireless licenses and related assets												$ 11,000,000,000	11,000,000,000		11,000,000,000	11,000,000,000
Other accrued expenses
Loss contingencies
Claim amount					$ 1,200
Telemarketing Litigation
Loss contingencies
Period of injunctive relief sought from placing any outbound telemarketing calls to market or promote its goods or services										5 years		5 years
Number of years for which the company will be barred from accepting orders from that independent third-party retailer if the company fails to prove that a particular independent third-party retailer meets the Demonstration Requirements				2 years
Number of motions filed with court | item																		2
Litigation accrual				$ 280,000,000
Telemarketing Litigation | Other accrued expenses
Loss contingencies
Litigation accrual								$ 280,000,000		$ 280,000,000		$ 280,000,000	280,000,000		$ 280,000,000	$ 280,000,000
Krakauer Action
Loss contingencies
Claim amount													10,760,000
Krakauer Action | Other accrued expenses
Loss contingencies
Litigation accrual													$ 61,000,000
Do Not Call Litigation
Loss contingencies
Number of telemarketing calls | item						51,119
Litigation per call damages						$ 400
Turner Network Sales
Loss contingencies
Claim amount			$ 159,000,000
Interest on loss contingency	$ 30,000,000		$ 24,000,000
Loss contingency	118,000,000
License fee payments	$ 20,000,000
Telemarketing Litigation
Loss contingencies
Judgment in favor of the court		$ 61,000,000
AWS 3 Auction | Northstar Wireless or Northstar Spectrum | Vermont National Telephone Company
Loss contingencies
Bidding Credit							$ 3,300,000,000
Loss Contingency Recovery Amount							10,000,000,000
AWS 3 Auction | Maximum | Northstar Wireless or Northstar Spectrum | Vermont National Telephone Company
Loss contingencies
Claim amount							11,000
AWS 3 Auction | Minimum | Northstar Wireless or Northstar Spectrum | Vermont National Telephone Company
Loss contingencies
Claim amount							$ 5,500
Prepaid Business Sale [Member]
Loss contingencies
Total investment												1,400,000,000
Payment to acquire certain wireless licenses and related assets										$ 3,590,000,000		$ 3,590,000,000